Risk Report - Asset Quality - Financial Assets at amortized cost - Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Total forborne loans at amortized cost | Total forborne loans at amortized cost
Forborne financial assets at amortized cost [Line Items]
German	€ 3,224	€ 3,481
Non-German	10,911	11,845
Total	14,135	15,326
Stage 1 | Performing Forborne financial assets at amortized cost
Forborne financial assets at amortized cost [Line Items]
German	0	174
Non-German	72	93
Total	72	267
Stage 1 | Non performing Forborne financial assets at amortized cost
Forborne financial assets at amortized cost [Line Items]
German	0	0
Non-German	0	0
Total	0	0
Stage 2 | Performing Forborne financial assets at amortized cost
Forborne financial assets at amortized cost [Line Items]
German	1,975	2,248
Non-German	5,418	7,049
Total	7,392	9,297
Stage 2 | Non performing Forborne financial assets at amortized cost
Forborne financial assets at amortized cost [Line Items]
German	14	4
Non-German	6	16
Total	20	20
Stage 3 | Non performing Forborne financial assets at amortized cost
Forborne financial assets at amortized cost [Line Items]
German	1,235	1,056
Non-German	5,415	4,687
Total	€ 6,650	€ 5,742